Investment Strategy - T. Rowe Price International Equity Index Fund	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are held in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index, the MSCI EAFE Index Net (Index), in proportion to each stock’s weight in the Index. The adviser compares the composition of the fund to that of the Index. If a material misweighting develops, the adviser seeks to rebalance the portfolio in an effort to realign it with the Index.

The fund attempts to track the performance of stocks in developed non-U.S. markets by seeking to match the performance of the Index. The Index is a broadly diversified stock index designed to represent the performance of large- and mid-cap securities across developed markets, including countries in Europe, Australasia, and the Far East, and excluding the U.S. and Canada. The Index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid. The Index is weighted by market capitalization and the composition of the Index is rebalanced semi-annually. As of October 31, 2025, the Index consisted of 693 securities.

Because the fund typically holds securities in proportion to their weight in the Index, the fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

The fund typically has significant investments in developed European countries and Japan. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

While most assets are invested in common stocks, the fund may also purchase exchange-traded funds in an effort to minimize any deviations in performance from the Index. Exchange-traded funds would typically be used to help realign the fund’s portfolio with the Index, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are held in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.